The Union Central Life Insurance Company

("Union Central Life")

Carillon Life Account

Carillon Account

("Separate Accounts")

Supplement to:

Excel Accumulator

Prospectus Dated May 1, 2008

Advantage VA III

Prospectus Dated May 1, 2012

Supplement Dated May 1, 2014

1.                Subaccount underlying portfolios available as variable investment options for your Policy are:

FUND NAME Portfolio Name - Subadviser(s)	INVESTMENT ADVISER Portfolio Type / Summary of Investment Objective
The Alger Portfolios	Fred Alger Management, Inc.
Alger Capital Appreciation Portfolio, Class I-2	Long-term capital appreciation.
Alger Mid Cap Growth Portfolio, Class I-2	Long-term capital appreciation.
American Century Investments	American Century Investment Management, Inc.
American Century VP Income & Growth Fund, Class I	Capital growth; income is secondary.
American Century VP International Fund, Class I	Capital growth.
American Century VP Mid Cap Value Fund, Class I	Long-term capital growth; income is secondary.
American Century VP Value Fund, Class I	Long-term capital growth; income is secondary.
Calvert Variable Products, Inc.*	Calvert Investment Management, Inc.
Calvert VP EAFE International Index Portfolio, Class I – World Asset Management, Inc.	Index: MSCI EAFE Index.
Calvert VP Inflation Protected Plus Portfolio – Ameritas Investment Partners, Inc. ("AIP")	Current income.
Calvert VP Investment Grade Bond Index Portfolio – AIP(includes assets merged from Calvert VP Income as of April 30, 2014)	Index: Barclays Capital Aggregate Bond Index.
Calvert VP Nasdaq 100 Index Portfolio – AIP	Index: NASDAQ 100® Index.
Calvert VP Natural Resources Portfolio – AIP	Capital growth.
Calvert VP Russell 2000 Small Cap Index Portfolio, Class I – AIP(includes assets merged from Calvert VP Small Cap Growth as of April 30, 2014)	Index: Russell 2000 Index.
Calvert VP S&P 500 Index Portfolio ** – AIP(includes assets merged from Calvert VP SRI Equity as of April 30, 2014)	Index: S&P 500 Index.
Calvert VP S&P MidCap 400 Index Portfolio, Class I ** – AIP	Index: S&P MidCap 400 Index.
Calvert VP SRI Large Cap Value Portfolio ***	Long-term capital appreciation.
Calvert VP Volatility Managed Moderate Portfolio, Class F – AIP and Milliman	Current income.
Calvert Variable Series, Inc.*	Calvert Investment Management, Inc.
Calvert VP SRI Balanced Portfolio, Class I ***	Income and capital growth.
Columbia Funds Variable Series Trust 2	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Select Smaller-Cap Value Fund, Class 2	Long-term capital appreciation.
Columbia Variable Portfolio - Seligman Global Technology Fund, Class 2	Long-term capital appreciation.
DWS Variable Series I	Deutsche Investment Management Americas Inc.
DWS Capital Growth VIP Portfolio, Class A	Long-term growth of capital.

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FUND NAME Portfolio Name - Subadviser(s)	INVESTMENT ADVISER Portfolio Type / Summary of Investment Objective
DWS Variable Series II	Deutsche Investment Management Americas Inc.
DWS Global Growth VIP Portfolio, Class A	Long-term capital growth.
DWS Money Market VIP Portfolio, Class A	Money market, current income.
DWS Small Mid Cap Value VIP Portfolio, Class A	Long-term capital appreciation.
Fidelity® Variable Insurance Products	Fidelity Management & Research Company
Fidelity® VIP Contrafund® Portfolio **** [1,2]	Long-term capital appreciation.
Fidelity® VIP Equity-Income Portfolio **** [1,2]	Index: S&P 500® Index. **
Fidelity® VIP High Income Portfolio **** [1,2]	Income and growth.
Fidelity® VIP Mid Cap Portfolio **** [1,2]	Long-term growth.
Subadvisers: (1) FMR Co., Inc. and (2) other investment advisers serve as sub-advisers for the fund.
Franklin Templeton Variable Insurance Products Trust	Franklin Advisers, Inc. [1] Templeton Global Advisors Limited [2]
Templeton Global Bond VIP Fund, Class 2 [1]	Current income, consistent with preservation of capital, with capital appreciation as secondary.
Templeton Growth VIP Fund, Class 2 [2]	Long-term capital growth.
ALPS Variable Investors Trust	ALPS Advisors, Inc.
Ibbotson Balanced ETF Asset Allocation Portfolio, Class II – Ibbotson Associates, Inc. ("Ibbotson")	Capital appreciation and some current income.
Ibbotson Growth ETF Asset Allocation Portfolio, Class II – Ibbotson	Capital appreciation.
Ibbotson Income and Growth ETF Asset Allocation Portfolio, Class II – Ibbotson	Current income and capital appreciation.
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	Invesco Advisers, Inc.
Invesco V.I. American Franchise Fund, Series I	Seek capital growth.
Invesco V.I. Equity and Income Fund, Series I	Both capital appreciation and current income.
Invesco V.I. Global Real Estate Fund, Series I – Invesco Asset Management Limited	Total return through growth of capital and current income.
Invesco V.I. International Growth Fund, Series I	Long-term growth of capital.
Invesco V.I. Value Opportunities Fund, Series I	Long-term growth of capital.
MFS® Variable Insurance Trust	Massachusetts Financial Services Company
MFS® New Discovery Series, Initial Class	Seeks capital appreciation.
MFS® Research International Series, Initial Class	Seeks capital appreciation.
MFS® Total Return Series, Initial Class	Seeks total return.
MFS® Utilities Series, Initial Class	Seeks total return.
MFS® Variable Insurance Trust II	Massachusetts Financial Services Company
MFS® High Yield Portfolio, Initial Class	Seeks total return.
Neuberger Berman Advisers Management Trust	Neuberger Berman Management LLC
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio, Class I – Neuberger Berman LLC	Seeks growth of capital.
Oppenheimer Variable Account Funds	OFI Global Asset Management, Inc.
Oppenheimer Capital Appreciation Fund/VA, Non-Service Shares – OppenheimerFunds, Inc.	Seeks capital appreciation.
Oppenheimer Global Fund/VA, Non-Service Shares –OppenheimerFunds, Inc.	Seeks capital appreciation.
Oppenheimer Main Street® Fund/VA, Non-Service Shares – OppenheimerFunds, Inc.	Seeks capital appreciation.
PIMCO Variable Insurance Trust	Pacific Investment Management Company LLC
PIMCO Low Duration Portfolio, Administrative Class	Seeks maximum total return.
PIMCO Total Return Portfolio, Administrative Class	Seeks maximum total return.

IN 1799  5-14

FUND NAME Portfolio Name – Subadviser(s)	INVESTMENT ADVISER Portfolio Type / Summary of Investment Objective
T. Rowe Price Equity Series, Inc.	T. Rowe Price Associates, Inc.
T. Rowe Price Blue Chip Growth Portfolio-II	Seeks long-term capital growth. Income is a secondary objective.
Third Avenue Variable Series Trust	Third Avenue Management LLC
Third Avenue Value Portfolio	Long-term capital appreciation.
The Universal Institutional Funds, Inc.	Morgan Stanley Investment Management Inc.
UIF Core Plus Fixed Income Portfolio, Class I	Above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities.
UIF Emerging Markets Equity Portfolio, Class I – Morgan Stanley Investment Management Company and Morgan Stanley Investment Management Limited	Long-term capital appreciation by investing primarily in growth oriented equity securities of issuers in emerging market countries.
UIF U.S. Real Estate Portfolio, Class I	Above-average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts.

*

These funds are part of Ameritas Mutual Holding Company ("Ameritas"), the ultimate parent of Union Central Life. The funds’ investment adviser and Ameritas Investment Partners, Inc. are indirect subsidiaries of Ameritas. Calvert Investment Distributors, Inc., the underwriter for these funds, is also an indirect subsidiary of Ameritas.

**

"Standard & Poor's®," "S&P®," "S&P 500®," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by us. The Product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Product. The Statement of Additional Information sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P as set forth in the Licensing Agreement between us and S&P.

***	Sustainable and Responsible Investment ("SRI")
****	The "Initial Class" of these portfolios are available for Excel Accumulator and "Service Class 2" portfolios are available for Advantage VA III.

2.    Please see the fund prospectuses for more information about subaccount underlying portfolios, including portfolio operating expenses for the year ended December 31, 2013.

3.    The sixth bullet of the Asset Allocation Program section is revised to read as follows:

If you are currently participating in a Program model and you make changes to your allocations outside the model, you will not receive future notifications of model changes.  You will then be considered as having withdrawn from the Program and as having cancelled your relationship with AIC for purposes of implementing the Program with your Policy.  You will be required to communicate with the Service Center if you wish to make a transfer or trade.  The Service Center will communicate that your election to execute a trade will result in the discontinuance of the Program for your Policy prior to you being able to execute any telephone transaction.

4.     Union Central Life has voluntarily withdrawn its license in New York effective September 30, 2013.  Although Union Central Life no longer issues new insurance business in New York, existing policies continue to be serviced by Union Central Life pursuant to an official Plan approved by the New York Department of Financial Services as provided for under New York insurance laws and regulations.

5.    The Legal Proceedings section in your prospectus is deleted and replaced with the following:

Legal Proceedings

We and our subsidiaries, like other life insurance companies, are subject to regulatory and legal proceedings in the ordinary course of our business.  Certain of the proceedings we are involved in assert claims for substantial amounts.  While it is not possible to predict with certainty the ultimate outcome of any pending or future case, legal proceeding or regulatory action, we do not expect the ultimate result of any of these actions to result in a material adverse effect on the Separate Account, our ability to meet our obligations under the Policies, or AIC's ability to perform its obligations.  Nonetheless, given the large or indeterminate amounts sought in certain of these matters, and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on any or all of the above.

All other provisions of your Contract remain as stated in your Policy and prospectus, as previously supplemented.

Please retain this supplement with the current prospectus for your variable contract issued by

The Union Central Life Insurance Company.

If you do not have a current prospectus, please contact Union Central Life at 1-800-745-1112.

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